CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.00001	$ 0.00001
Accounts Receivable, Allowance for Credit Loss, Current	$ 0	$ 0	$ 0
Treasury Stock, Shares	11,500,000	11,500,000	11,500,000
Class A Common Stock [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	1,000,000,000	400,000,000	400,000,000
Common stock, shares issued	353,564,000	110,789,000	72,319,000
Common stock, shares outstanding	347,202,000	97,816,000	72,319,000
Class B Common Stock
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	71,977,000	83,987,000	83,987,000
Common stock, shares outstanding	71,977,000	83,987,000	83,987,000
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Temporary Equity, Shares Authorized	8,652,000	8,652,000	8,652,000
Temporary Equity, Shares Issued	8,652,000	8,652,000	8,652,000
Temporary Equity, Shares Outstanding	8,652,000	8,652,000	8,652,000
Temporary Equity, Liquidation Preference	$ 7,500	$ 7,500	$ 7,500
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Temporary Equity, Shares Authorized	20,042,000	20,042,000	20,042,000
Temporary Equity, Shares Issued	18,987,000	18,987,000	18,987,000
Temporary Equity, Shares Outstanding	18,987,000	18,987,000	18,987,000
Temporary Equity, Liquidation Preference	$ 22,167	$ 22,167	$ 22,167
Series B One Redeemable Convertible Preferred stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Temporary Equity, Shares Authorized	9,508,000	9,508,000	9,508,000
Temporary Equity, Shares Issued	9,508,000	9,508,000	9,508,000
Temporary Equity, Shares Outstanding	9,508,000	9,508,000	9,508,000
Temporary Equity, Liquidation Preference	$ 25,000	$ 25,000	$ 25,000
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Temporary Equity, Shares Authorized	48,364,000	48,364,000	48,364,000
Temporary Equity, Shares Issued	41,908,000	41,908,000	41,908,000
Temporary Equity, Shares Outstanding	41,908,000	41,908,000	39,824,000
Temporary Equity, Liquidation Preference	$ 201,050	$ 201,050	$ 201,050
Osprey Technology Acquisition Corp [Member]
Temporary Equity, Shares Outstanding		26,315,833	27,965,424
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares outstanding		7,906,250	7,906,250
Osprey Technology Acquisition Corp [Member] | Class A Common Stock [Member]
Temporary Equity, Shares Outstanding	31,625,000	26,315,833	27,965,424
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	0	5,309,167	3,659,576
Common stock, shares outstanding	0	5,309,167	3,659,576
Common stock, subject to forfeiture		26,315,833	27,965,424
Osprey Technology Acquisition Corp [Member] | Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	7,906,250	7,906,250	7,906,250
Common stock, shares outstanding	7,906,250	7,906,250	7,906,250